Employee Costs - Summary of Employee Cost (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) Employee	Dec. 31, 2023 EUR (€) Employee	Dec. 31, 2022 EUR (€) Employee
Disclosure of employee compensation costs [line items]
Wages and salaries	€ 173,474	€ 170,278	€ 140,420
Share-based payment	95,512	66,660	64,180
Pensions (defined contribution plans)	4,485	4,403	4,163
Social security costs	15,003	12,877	10,627
Other employee costs	4,061	4,238	4,411
Total employee costs	€ 292,535	€ 258,456	€ 223,801
Average number of employees | Employee	892	851	719
Research and development expenses [member]
Disclosure of employee compensation costs [line items]
Total employee costs	€ 131,867	€ 127,002	€ 122,581
Selling, general and administrative expenses [member]
Disclosure of employee compensation costs [line items]
Total employee costs	144,181	115,706	93,981
Cost of sales [member]
Disclosure of employee compensation costs [line items]
Total employee costs	16,487	15,748	7,239
Board of Directors [member]
Disclosure of employee compensation costs [line items]
Wages and salaries	482	543	403
Share-based payment	2,169	1,276	1,273
Total employee costs	2,651	1,819	1,676
Executive Board [member]
Disclosure of employee compensation costs [line items]
Wages and salaries	4,148	4,375	3,809
Share-based payment	18,334	13,243	11,392
Pensions (defined contribution plans)	57	54	46
Social security costs	118	103	55
Other employee costs	20	20	20
Total employee costs	22,677	17,795	15,322
Nonexecutivesenior management [Member]
Disclosure of employee compensation costs [line items]
Wages and salaries	3,286	4,673	6,087
Share-based payment	10,266	9,529	8,872
Pensions (defined contribution plans)	98	122	118
Social security costs	52	45	89
Other employee costs	25	40	45
Total employee costs	€ 13,727	€ 14,409	€ 15,211